Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis

The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2019.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2019
Assets
Fixed income securities:
U.S. government and agencies	$2,250	$50,564	$—		$52,814
Municipal	—	530,584	21,696		552,280
Corporate - public	—	2,688,680	5,221		2,693,901
Corporate - privately placed	—	962,072	19,272		981,344
Foreign government	—	140,166	—		140,166
MBS	—	13,857	—		13,857

Total fixed income securities	2,250	4,385,923	46,189		4,434,362
Equity securities	265,195	858	8,080		274,133
Short-term investments	124,763	99,335	—		224,098
Other investments: Free-standing derivatives	—	6,008	75	$(846)	5,237
Separate account assets	265,546	—	—		265,546
Other assets	—	—	231,491		231,491

Total recurring basis assets	$657,754	$4,492,124	$285,835	$(846)	$5,434,867

% of total assets at fair value	12.1%	82.6%	5.3%	—%	100.0%
Investments reported at NAV					109,066

Total					$5,543,933

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(16,653)		$(16,653)
Other liabilities: Free-standing derivatives	—	(2,920)	—	$15	(2,905)

Total recurring basis liabilities	$—	$(2,920)	$(16,653)	$15	$(19,558)

% of total liabilities at fair value	—%	15.0%	85.1%	(0.1)%	100.0%

The following table summarizes the Company’s assets and liabilities measured at fair value as of December 31, 2018.

($ in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2018
Assets
Fixed income securities:
U.S. government and agencies	$36,299	$49,165	$—		$85,464
Municipal	—	683,102	20,821		703,923
Corporate - public	—	2,437,942	6,761		2,444,703
Corporate - privately placed	—	1,106,938	11,190		1,118,128
Foreign government	—	136,822	—		136,822
ABS	—	19,888	—		19,888
MBS	—	21,416	—		21,416

Total fixed income securities	36,299	4,455,273	38,772		4,530,344
Equity securities	172,077	731	12,162		184,970
Short-term investments	50,353	38,195	—		88,548
Other investments: Free-standing derivatives	—	1,240	394	$(981)	653
Separate account assets	241,710		—		241,710
Other assets	1	—	169,386		169,387

Total recurring basis assets	$500,440	$4,495,439	$220,714	$(981)	$5,215,612

% of total assets at fair value	9.6%	86.2%	4.2%	—%	100.0%
Investments reported at NAV					104,778

Total					$5,320,390

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$ (3,801)		$(3,801)
Other liabilities: Free-standing derivatives	—	(192)	—	$11	(181)

Total recurring basis liabilities	$—	$(192)	$ (3,801)	$11	$(3,982)

% of total liabilities at fair value	—%	4.8%	95.5%	(0.3)%	100.0%

Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements

The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in thousands)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2019
Other assets – Structured settlement annuity reinsurance agreement	$231,491	Stochastic cash flow model	Ultimate reinvestment spreads	129.8 - 203.6 basis points	165.7 basis points
Derivatives embedded in life contracts – equity-indexed and forward starting options	$(14,239)	Stochastic cash flow model	Projected option cost	3.9 - 4.2%	4.00%

December 31, 2018
Other assets – Structured settlement annuity reinsurance agreement	$169,386	Stochastic cash flow model	Ultimate reinvestment spreads	129.8 - 218.6 basis points	169.3 basis points

Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2018	Net income	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$20,821	$—	$1,695	$—	$—
Corporate - public	6,761	1	542	—	(2,083)
Corporate - privately placed	11,190	6	422	13,987	—

Total fixed income securities	38,772	7	2,659	13,987	(2,083)
Equity securities	12,162	2,653	—	—	(16)
Free-standing derivatives, net	394	(200)	—	—	—
Other assets	169,386	62,105	—	—	—

Total recurring Level 3 assets	$220,714	$64,565	$2,659	$13,987	$(2,099)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(3,801)	$(1,664)	$—	$(10,128)	$—

Total recurring Level 3 liabilities	$(3,801)	$(1,664)	$—	$(10,128)	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2019
Assets
Fixed income securities:
Municipal	$—	$(820)	$—	$—	$21,696
Corporate - public	—	—	—	—	5,221
Corporate - privately placed	—	—	—	(6,333)	19,272

Total fixed income securities	—	(820)	—	(6,333)	46,189
Equity securities	210	(6,768)	—	(161)	8,080
Free-standing derivatives, net	18	—	—	(137)	75 (1)
Other assets	—	—	—	—	231,491

Total recurring Level 3 assets	$228	$(7,588)	$—	$(6,631)	$285,835

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(1,283)	$223	$(16,653)

Total recurring Level 3 liabilities	$—	$—	$(1,283)	$223	$(16,653)

(1)	Comprises $75 thousand of assets

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2019.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$(535)	$65,100	$987	$(2,651)	$62,901

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018.

($ in thousands)		Total gains (losses) included in:
	Balance as of December 31, 2017	Net income	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$21,178	$—	$(357)	$—	$—
Corporate - public	7,312	1	(383)	—	—
Corporate - privately placed	55,979	4	(639)	—	(22,957)
ABS	15,205	—	(205)	—	—

Total fixed income securities	99,674	5	(1,584)	—	(22,957)
Equity securities	7,159	2,600	(5)	—	—
Free-standing derivatives, net	336	65	—	—	—
Other assets	166,290	3,096	—	—	—

Total recurring Level 3 assets	$273,459	$5,766	$(1,589)	$—	$(22,957)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(4,796)	$995	$—	$—	$—

Total recurring Level 3 liabilities	$(4,796)	$995	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2018
Assets
Fixed income securities:
Municipal	$—	$—	$—	$—	$20,821
Corporate - public	—	—	—	(169)	6,761
Corporate - privately placed	—	—	—	(21,197)	11,190
ABS	—	—	—	(15,000)	—

Total fixed income securities	—	—	—	(36,366)	38,772
Equity securities	3,723	(1,315)	—	—	12,162
Free-standing derivatives, net	66	—	—	(73)	394 (1)
Other assets	—	—	—	—	169,386

Total recurring Level 3 assets	$3,789	$(1,315)	$—	$(36,439)	$220,714

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(3,801)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(3,801)

(1)	Comprises $394 thousand of assets

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2018.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$3	$5,763	$(326)	$1,321	$6.761

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2017.

		Total gains (losses) included in:
($ in thousands)	Balance as of December 31, 2016	Net income	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$22,723	$15	$347	$—	$—
Corporate - public	4,091	—	(64)	—	(1,565)
Corporate - privately placed	75,713	4,080	(4,520)	—	—
ABS	14,803	—	402	—	—

Total fixed income securities	117,330	4,095	(3,835)	—	(1,565)
Equity securities	5,920	585	492	—	(275)
Free-standing derivatives, net	311	(54)	—	—	—
Other assets	109,578	56,712	—	—	—

Total recurring Level 3 assets	$233,139	$61,338	$(3,343)	$—	$(1,840)

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(7,177)	$2,381	$—	$—	$—

Total recurring Level 3 liabilities	$(7,177)	$2,381	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2017
Assets
Fixed income securities:
Municipal	$—	$—	$—	$(1,907)	$21,178
Corporate - public	4,989	—	—	(139)	7,312
Corporate - privately placed	1	(18,000)	—	(1,295)	55,979
ABS	—	—	—	—	15,205

Total fixed income securities	4,990	(18,000)	—	(3,341)	99,674
Equity securities	1,018	(581)	—	—	7,159
Free-standing derivatives, net	127	—	—	(48)	336 (1)
Other assets	—	—	—	—	166,290

Total recurring Level 3 assets	$6,135	$(18,581)	$—	$(3,389)	$273,459

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$—	$—	$(4,796)

Total recurring Level 3 liabilities	$—	$—	$—	$—	$(4,796)

(1)	Comprises $336 thousand of assets

Fair Value Gain (losses) Net Income

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2019.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$(535)	$65,100	$987	$(2,651)	$62,901

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2018.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$3	$5,763	$(326)	$1,321	$6.761

The following table presents the total Level 3 gains (losses) included in net income for the year ended December 31, 2017.

($ in thousands)	Net investment income	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total
Components of net income	$606	$60,732	$2,937	$(556)	$63,719

Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held

The table below provides valuation changes included in net income for Level 3 assets and liabilities held as of December 31.

($ in thousands)	2019	2018	2017
Assets
Fixed income securities:
Municipal	$—	$—	$15
Corporate	3	3	5

Total fixed income securities	3	3	20
Free-standing derivatives, net	(200)	65	(55)
Equity securities	82	2,594	586
Other assets	62,105	3,096	56,712

Total recurring Level 3 assets	$61,990	$5,758	$57,263

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(1,664)	$995	$2,381

Total recurring Level 3 liabilities	$(1,664)	$995	$2,381

Total included in net income	$60,326	$6,753	$59,644

Schedule of Carrying Values and Fair Value Estimates of Financial Instruments not Carried at Fair Value

Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

($ in thousands)		December 31, 2019		December 31, 2018
Financial Assets	Fair value level	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	Level 3	$733,258	$764,201	$696,062	$699,936

Financial Liabilities
Contractholder funds on investment contracts	Level 3	$1,605,574	$1,730,341	$1,755,866	$1,821,641
Liability for collateral	Level 2	158,111	158,111	69,788	69,788